Going Concern and Management's Liquidity Plans	3 Months Ended
Aug. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Liquidity Plans

NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of June 30, 2016, the Company had cash of $239,798 and working capital of $176,377. From May 20, 2016 (date of inception) through August 31, 2016, the Company has not yet generated any revenues, and has incurred net losses since inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

From May 20, 2016 (date of inception) through August 31, 2016, the Company raised $240,000 in cash proceeds from through the issuance of convertible notes, $10,000 from the sale of common stock and $15,000 from related party loans. The Company believes that its current cash on hand will be sufficient to fund its projected operating requirements through February 2017.

The Company’s primary source of operating funds since inception has been cash proceeds from private placements of convertible debt and loans from related parties. The Company intends to raise additional capital through private placements of debt and equity securities, but there can be no assurance that these funds will be available on terms acceptable to the Company, or will be sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan will be successful.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.